UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes.* Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2004	Past 1 year	Life of fund A
Class A
Return Before Taxes B	1.24%	-2.77%
Return After Taxes on DistributionsB*	1.24%	-2.77%
Return After Taxes on Distributions and Sale of Fund SharesB*	0.80%	-2.34%
Class T
Return Before Taxes C	3.37%	-2.30%
Return After Taxes on DistributionsC*	3.37%	-2.30%
Return After Taxes on Distributions and Sale of Fund SharesC*	2.19%	-1.94%
Class B
Return Before Taxes D	1.52%	-2.62%
Return After Taxes on DistributionsD*	1.52%	-2.62%
Return After Taxes on Distributions and Sale of Fund SharesD*	0.99%	-2.22%
Class C
Return Before Taxes E	5.52%	-1.68%
Return After Taxes on DistributionsE*	5.52%	-1.68%
Return After Taxes on Distributions and Sale of Fund SharesE*	3.59%	-1.42%

A From September 5, 2001.

B Class A shares include a 5.75% sales charge.

C Class T shares include a 3.50% sales charge.

D Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

E Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2004)
was 35%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Class T on September 5, 2001, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index*** did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Management's Discussion of Fund Performance

Comments from Keith Quinton, Portfolio Manager of Fidelity® Advisor Tax Managed Stock Fund

Stock market turbulence gave investors a bumpy ride during the 12-month period ending October 31, 2004, but nearly all of the popular equity performance measures landed safely in positive territory for the year overall. The period started well, as the Standard & Poor's 500SM Index (S&P 500®) reeled off four consecutive months of gains from November 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally. But equities mostly trended downward from there, as oil prices surged to more than $50 per barrel and the Federal Reserve Board enacted three interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles, most equity benchmarks clung to their early gains. The S&P 500 returned 9.42%, the Dow Jones Industrial AverageSM rose 4.46% and the tech-heavy NASDAQ Composite® Index advanced 2.68%.

The fund's Class A, Class T, Class B and Class C returned 7.41%, 7.12%, 6.52% and 6.52%, respectively, for the 12 months ending October 31, 2004. That performance beat the LipperSM Growth Funds Average, which rose 5.98%, but trailed the S&P 500. Poor stock selection was the biggest detractor from performance versus the index. I expected capital spending to surge, especially for technology products. When this increase in spending didn't materialize, the stock prices of many technology companies stumbled. Two examples included Motorola and National Semiconductor, both of which detracted from performance during the period. A small stake in Interstate Bakeries, maker of Twinkies and Wonder Bread, also dragged on performance after the company announced it would file for bankruptcy. On the positive side, rising energy prices bolstered the fund's holdings in this sector, and oil refiner Valero Energy saw its stock price soar along with energy prices. Nuclear power producer TXU Corp. also was a beneficiary. Elsewhere, Las Vegas resort Mandalay Resort Group was acquired by MGM Mirage and saw an increase in room rates and bookings, leading to positive performance. We sold our holdings in Mandalay's stock during the period to capture profits.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,028.60	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.64
Class T
Actual	$ 1,000.00	$ 1,027.70	$ 8.92
HypotheticalA	$ 1,000.00	$ 1,016.09	$ 8.91
Class B
Actual	$ 1,000.00	$ 1,024.90	$ 11.45
HypotheticalA	$ 1,000.00	$ 1,013.55	$ 11.45
Class C
Actual	$ 1,000.00	$ 1,024.90	$ 11.45
HypotheticalA	$ 1,000.00	$ 1,013.55	$ 11.45
Institutional Class
Actual	$ 1,000.00	$ 1,030.50	$ 6.38
HypotheticalA	$ 1,000.00	$ 1,018.64	$ 6.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.9	2.9
International Business Machines Corp.	3.9	1.4
Pfizer, Inc.	3.8	1.8
S&P Depositary Receipts Trust unit Series 1	3.7	5.0
Nextel Communications, Inc. Class A	2.1	1.4
PPL Corp.	2.0	0.0
Capital One Financial Corp.	2.0	0.3
Lockheed Martin Corp.	2.0	0.3
ConocoPhillips	2.0	0.5
Countrywide Financial Corp.	1.9	1.0
	27.3
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.0
Information Technology	15.9	18.3
Industrials	14.1	10.7
Consumer Discretionary	11.6	13.0
Health Care	10.4	13.9
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 99.3%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	7.2%	** Foreign investments	11.1%

Annual Report

Investments October 31, 2004

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.6%
BorgWarner, Inc.	800	$ 37,104
Johnson Controls, Inc.	500	28,675
		65,779
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	3,900	113,685
Royal Caribbean Cruises Ltd.	1,200	55,920
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	109,779
Station Casinos, Inc.	600	30,570
		309,954
Household Durables - 1.8%
Centex Corp.	700	36,358
Hovnanian Enterprises, Inc. Class A (a)	900	33,786
KB Home	400	32,900
Koninklijke Philips Electronics NV (NY Shares)	1,700	40,494
Pulte Homes, Inc.	600	32,928
Standard Pacific Corp.	500	28,075
		204,541
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	1,400	35,280
Media - 1.6%
Time Warner, Inc. (a)	10,870	180,877
Multiline Retail - 1.7%
JCPenney Co., Inc.	5,300	183,327
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	1,200	37,860
American Eagle Outfitters, Inc.	1,400	57,232
Genesco, Inc. (a)	2,200	56,320
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	22,650
TBC Corp. (a)	500	11,115
The Pantry, Inc. (a)	500	11,495
Toys 'R' Us, Inc. (a)	1,600	28,816
Urban Outfitters, Inc. (a)	900	36,900
		262,388
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc. (a)	1,000	$ 21,500
Tommy Hilfiger Corp. (a)	2,000	19,200
		40,700
TOTAL CONSUMER DISCRETIONARY		1,282,846
CONSUMER STAPLES - 4.5%
Beverages - 0.0%
MGP Ingredients, Inc.	100	827
Food & Staples Retailing - 1.7%
Albertsons, Inc.	7,600	173,356
Nash-Finch Co.	200	6,172
		179,528
Food Products - 1.8%
Del Monte Foods Co. (a)	2,800	29,904
Fresh Del Monte Produce, Inc.	1,600	42,032
Hormel Foods Corp.	2,600	73,086
Smithfield Foods, Inc. (a)	2,300	55,729
		200,751
Household Products - 1.0%
Colgate-Palmolive Co.	2,500	111,550
TOTAL CONSUMER STAPLES		492,656
ENERGY - 7.0%
Energy Equipment & Services - 0.1%
Willbros Group, Inc. (a)	900	13,293
Oil & Gas - 6.9%
ConocoPhillips	2,542	214,316
Energy Partners Ltd. (a)	600	10,536
Frontline Ltd.	1,350	66,662
General Maritime Corp. (a)	600	22,800
Houston Exploration Co. (a)	1,000	58,600
Newfield Exploration Co. (a)	900	52,380
OMI Corp.	5,200	93,340
Quicksilver Resources, Inc. (a)	800	25,304
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Sunoco, Inc.	900	$ 66,924
Valero Energy Corp.	3,420	146,957
		757,819
TOTAL ENERGY		771,112
FINANCIALS - 20.8%
Capital Markets - 2.1%
Bear Stearns Companies, Inc.	1,800	170,550
Goldman Sachs Group, Inc.	600	59,028
		229,578
Commercial Banks - 0.5%
Westcorp	1,400	55,888
Consumer Finance - 2.2%
Capital One Financial Corp.	3,000	221,280
First Marblehead Corp.	500	26,800
		248,080
Diversified Financial Services - 4.8%
CIT Group, Inc.	2,500	101,000
Citigroup, Inc.	9,730	431,718
		532,718
Insurance - 7.3%
ACE Ltd.	2,800	106,568
Arch Capital Group Ltd. (a)	1,400	52,598
Endurance Specialty Holdings Ltd.	3,300	109,395
Hartford Financial Services Group, Inc.	1,900	111,112
PartnerRe Ltd.	500	29,075
St. Paul Travelers Companies, Inc.	5,900	200,364
UICI	1,100	32,538
XL Capital Ltd. Class A	2,300	166,750
		808,400
Thrifts & Mortgage Finance - 3.9%
Countrywide Financial Corp.	6,598	210,674
Doral Financial Corp.	1,800	75,564
Fannie Mae	2,000	140,300
		426,538
TOTAL FINANCIALS		2,301,202
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 10.4%
Biotechnology - 1.4%
Charles River Laboratories International, Inc. (a)	1,200	$ 56,148
ImClone Systems, Inc. (a)	2,400	105,120
		161,268
Health Care Equipment & Supplies - 4.6%
Bausch & Lomb, Inc.	800	48,768
Boston Scientific Corp. (a)	2,800	98,840
C.R. Bard, Inc.	500	28,400
Fisher Scientific International, Inc. (a)	2,300	131,928
Millipore Corp. (a)	500	22,995
Quidel Corp. (a)	6,700	37,788
Sonic Innovations, Inc. (a)	5,300	19,928
Waters Corp. (a)	2,800	115,612
		504,259
Health Care Providers & Services - 0.3%
PacifiCare Health Systems, Inc. (a)	900	32,058
Pharmaceuticals - 4.1%
AstraZeneca PLC sponsored ADR	700	28,840
Pfizer, Inc.	14,660	424,407
		453,247
TOTAL HEALTH CARE		1,150,832
INDUSTRIALS - 14.1%
Aerospace & Defense - 7.0%
AAR Corp. (a)	1,100	12,925
BE Aerospace, Inc. (a)	2,700	23,166
DRS Technologies, Inc. (a)	700	25,354
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,800	47,772
Goodrich Corp.	900	27,747
Lockheed Martin Corp.	3,950	217,606
Northrop Grumman Corp.	3,060	158,355
SI International, Inc. (a)	1,000	25,930
The Boeing Co.	4,000	199,600
United Defense Industries, Inc. (a)	900	36,126
		774,581
Building Products - 1.4%
Masco Corp.	4,600	157,596
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.9%
Asset Acceptance Capital Corp.	1,700	$ 30,983
Cendant Corp.	5,800	119,422
Waste Management, Inc.	5,700	162,336
		312,741
Machinery - 2.3%
AGCO Corp. (a)	1,400	27,188
Cummins, Inc.	800	56,064
JLG Industries, Inc.	2,100	35,028
PACCAR, Inc.	700	48,517
Reliance Steel & Aluminum Co.	800	27,456
SPX Corp.	1,500	57,525
		251,778
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	700	29,267
Swift Transportation Co., Inc. (a)	1,500	28,350
		57,617
TOTAL INDUSTRIALS		1,554,313
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
Carrier Access Corp. (a)	12,700	112,268
Computers & Peripherals - 4.4%
International Business Machines Corp.	4,800	430,800
Western Digital Corp. (a)	6,300	52,479
		483,279
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	1,200	28,752
Avnet, Inc. (a)	1,700	28,832
Flextronics International Ltd. (a)	2,600	31,330
PC Connection, Inc. (a)	8,121	60,014
Solectron Corp. (a)	6,100	31,842
TTM Technologies, Inc. (a)	4,600	43,079
		223,849
Internet Software & Services - 0.9%
Ask Jeeves, Inc. (a)	900	23,202
Cryptologic, Inc.	1,800	27,580
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	2,700	$ 27,891
j2 Global Communications, Inc. (a)	900	27,135
		105,808
IT Services - 3.8%
Affiliated Computer Services, Inc. Class A (a)	2,500	136,375
Computer Sciences Corp. (a)	3,400	168,878
DST Systems, Inc. (a)	2,700	121,095
		426,348
Office Electronics - 1.6%
Xerox Corp. (a)	11,900	175,763
Semiconductors & Semiconductor Equipment - 1.4%
Atheros Communications, Inc.	1,100	13,200
Axcelis Technologies, Inc. (a)	1,400	12,040
Conexant Systems, Inc. (a)	13,400	23,182
Lam Research Corp. (a)	1,200	31,236
Samsung Electronics Co. Ltd.	100	39,259
Sigmatel, Inc. (a)	1,100	32,450
		151,367
Software - 0.8%
Autodesk, Inc.	1,000	52,750
Dynamics Research Corp. (a)	1,800	30,996
		83,746
TOTAL INFORMATION TECHNOLOGY		1,762,428
MATERIALS - 0.8%
Containers & Packaging - 0.3%
Pactiv Corp. (a)	1,200	28,428
Silgan Holdings, Inc.	200	9,491
		37,919
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. (a)	400	29,160
IPSCO, Inc.	1,000	26,736
		55,896
TOTAL MATERIALS		93,815
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.2%
Golden Telecom, Inc.	1,000	$ 28,490
Wireless Telecommunication Services - 4.1%
Nextel Communications, Inc. Class A (a)	8,850	234,437
NII Holdings, Inc. (a)	3,400	150,518
Western Wireless Corp. Class A (a)	2,200	64,108
		449,063
TOTAL TELECOMMUNICATION SERVICES		477,553
UTILITIES - 6.5%
Electric Utilities - 5.1%
PG&E Corp. (a)	4,300	137,772
PPL Corp.	4,300	223,600
TXU Corp.	3,200	195,904
		557,276
Multi-Utilities & Unregulated Power - 1.4%
AES Corp. (a)	14,500	158,050
TOTAL UTILITIES		715,326
TOTAL COMMON STOCKS (Cost $10,063,339)		10,602,083
Investment Companies - 3.7%

S&P Depositary Receipts Trust unit Series 1 (Cost $403,963)	3,642	412,274
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.8%, dated 10/29/04 due 11/1/04) (Cost $98,000)	98,015	$ 98,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $10,565,302)		11,112,357
NET OTHER ASSETS - (0.5)%		(55,543)
NET ASSETS - 100%		$ 11,056,814
Legend
(a) Non-income producing
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $864,000 of which $183,000 and $681,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $98,000) (cost $10,565,302) - See accompanying schedule		$ 11,112,357
Cash		427
Receivable for investments sold		84,669
Receivable for fund shares sold		829
Dividends receivable		10,711
Receivable from investment adviser for expense reductions		3,135
Other receivables		3,021
Total assets		11,215,149

Liabilities
Payable for investments purchased	$ 111,564
Accrued management fee	5,231
Distribution fees payable	6,613
Other affiliated payables	4,875
Other payables and accrued expenses	30,052
Total liabilities		158,335

Net Assets		$ 11,056,814
Net Assets consist of:
Paid in capital		$ 11,408,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(898,880)
Net unrealized appreciation (depreciation) on investments		547,055
Net Assets		$ 11,056,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,485,734 ÷ 152,998 shares)	$ 9.71

Maximum offering price per share (100/94.25 of $9.71)	$ 10.30
Class T: Net Asset Value and redemption price per share ($3,504,761 ÷ 363,820 shares)	$ 9.63

Maximum offering price per share (100/96.50 of $9.63)	$ 9.98
Class B: Net Asset Value and offering price per share ($2,914,619 ÷ 307,413 shares) A	$ 9.48

Class C: Net Asset Value and offering price per share ($3,001,618 ÷ 316,571 shares) A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($150,082 ÷ 15,330 shares)	$ 9.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended October 31, 2004

Investment Income
Dividends		$ 124,631
Interest		1,251
Total income		125,882

Expenses
Management fee	$ 61,651
Transfer agent fees	25,418
Distribution fees	77,361
Accounting fees and expenses	37,504
Non-interested trustees' compensation	55
Custodian fees and expenses	13,558
Registration fees	60,783
Audit	35,727
Legal	2,069
Miscellaneous	1,472
Total expenses before reductions	315,598
Expense reductions	(110,741)	204,857
Net investment income (loss)		(78,975)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,425,428
Foreign currency transactions	(622)
Total net realized gain (loss)		1,424,806
Change in net unrealized appreciation (depreciation) on: Investment securities	(661,986)
Assets and liabilities in foreign currencies	(170)
Total change in net unrealized appreciation (depreciation)		(662,156)
Net gain (loss)		762,650
Net increase (decrease) in net assets resulting from operations		$ 683,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (78,975)	$ (44,608)
Net realized gain (loss)	1,424,806	(521,390)
Change in net unrealized appreciation (depreciation)	(662,156)	1,950,167
Net increase (decrease) in net assets resulting from operations	683,675	1,384,169
Share transactions - net increase (decrease)	451,389	(379,740)
Total increase (decrease) in net assets	1,135,064	1,004,429

Net Assets
Beginning of period	9,921,750	8,917,321
End of period	$ 11,056,814	$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)	(.04)	-H
Net realized and unrealized gain (loss)	.70	1.35	(1.62)	(.64)
Total from investment operations	.67	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Total ReturnB,C,D	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.47%	2.94%	3.77%	8.02%A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.69%	1.75%A
Expenses net of all reductions	1.44%	1.46%	1.66%	1.69%A
Net investment income (loss)	(.26)%	(.07)%	(.45)%	(.26)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,486	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.69	1.34	(1.62)	(.63)
Total from investment operations	.64	1.31	(1.68)	(.64)
Net asset value, end of period	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Total ReturnB,C,D	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.73%	3.24%	4.05%	8.22%A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.94%	2.00%A
Expenses net of all reductions	1.69%	1.71%	1.91%	1.94%A
Net investment income (loss)	(.52)%	(.32)%	(.71)%	(.51)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,505	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.67	1.33	(1.61)	(.63)
Total from investment operations	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total ReturnB,C,D	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.23%	3.74%	4.57%	8.76%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.44%	2.50%A
Expenses net of all reductions	2.19%	2.22%	2.41%	2.44%A
Net investment income (loss)	(1.01)%	(.82)%	(1.20)%	(1.01)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,915	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.67	1.33	(1.60)	(.63)
Total from investment operations	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total ReturnB,C,D	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.22%	3.72%	4.55%	8.71%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.45%	2.50%A
Expenses net of all reductions	2.19%	2.22%	2.42%	2.45%A
Net investment income (loss)	(1.01)%	(.83)%	(1.21)%	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss)D	-G	.01	(.02)	-G
Net realized and unrealized gain (loss)	.70	1.35	(1.62)	(.63)
Total from investment operations	.70	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Total ReturnB,C	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.18%	2.71%	3.54%	7.70%A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.45%	1.50%A
Expenses net of all reductions	1.19%	1.22%	1.42%	1.43%A
Net investment income (loss)	(.01)%	.17%	(.21)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150	$ 139	$ 752	$ 756
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 938,174
Unrealized depreciation	(425,893)
Net unrealized appreciation (depreciation)	512,281
Capital loss carryforward	(864,092)

Cost for federal income tax purposes	$ 10,600,076

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $25,127,719 and $24,759,360, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,451	$ 312
Class T	.25%	.25%	17,916	3,774
Class B	.75%	.25%	27,566	22,540
Class C	.75%	.25%	28,428	11,595
			$ 77,361	$ 38,221

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,169
Class T	715
Class B*	9,571
Class C*	51
$ 11,506

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,212.23
Class T	8,700.24
Class B	6,672.24
Class C	6,551.23
Institutional Class	283.19
	$ 25,418

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,496 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser
Class A	1.50%	$ 13,377
Class T	1.75%	35,046
Class B	2.25%	26,960
Class C	2.25%	27,479
Institutional Class	1.25%	1,368
		$ 104,230

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund totaling $6,511 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2004	2003	2004	2003
Class A
Shares sold	52,523	45,391	$ 500,003	$ 388,418
Shares redeemed	(41,205)	(106,713)	(393,777)	(829,051)
Net increase (decrease)	11,318	(61,322)	$ 106,226	$ (440,633)
Class T
Shares sold	46,527	162,691	$ 442,825	$ 1,236,036
Shares redeemed	(76,708)	(135,056)	(737,559)	(1,055,867)
Net increase (decrease)	(30,181)	27,635	$ (294,734)	$ 180,169
Class B
Shares sold	72,402	82,945	$ 696,039	$ 652,778
Shares redeemed	(40,500)	(27,787)	(381,167)	(220,805)
Net increase (decrease)	31,902	55,158	$ 314,872	$ 431,973
Class C
Shares sold	62,121	62,205	$ 581,486	$ 506,999
Shares redeemed	(27,229)	(56,017)	(256,461)	(438,200)
Net increase (decrease)	34,892	6,188	$ 325,025	$ 68,799
Institutional Class
Shares sold	-	-	$ -	$ -
Shares redeemed	-	(82,026)	-	(620,048)
Net increase (decrease)	-	(82,026)	$ -	$ (620,048)

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 5, 2001 to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from September 5, 2001 to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 298 funds advised by FMR or an affiliate. Mr. McCoy oversees 300 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper- mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Keith P.R. Quinton (46)

Year of Election or Appointment: 2004
Vice President of Advisor Tax Managed Stock. Mr. Quinton also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Quinton was Vice President and quantitative analyst at MFS Investment Managers. Mr. Quinton also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Tax Managed Stock. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Tax Managed Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Tax Managed Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMS-UANN-1204
1.784771.101

Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Annual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes.* Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2004	Past 1 year	Life of Fund A
Institutional Class
Return Before Taxes	7.70%	-0.67%
Return After Taxes on Distributions*	7.70%	-0.67%
Return After Taxes on Distributions and Sale of Fund Shares*	5.01%	-0.57%

A From September 5, 2001.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2004)
was 35%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Institutional Class on September 5, 2001, when the fund started. The chart shows how the value of your investment would have changed, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index*** did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Management's Discussion of Fund Performance

Comments from Keith Quinton, Portfolio Manager of Fidelity® Advisor Tax Managed Stock Fund

Stock market turbulence gave investors a bumpy ride during the 12-month period ending October 31, 2004, but nearly all of the popular equity performance measures landed safely in positive territory for the year overall. The period started well, as the Standard & Poor's 500SM Index (S&P 500®) reeled off four consecutive months of gains from November 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally. But equities mostly trended downward from there, as oil prices surged to more than $50 per barrel and the Federal Reserve Board enacted three interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles, most equity benchmarks clung to their early gains. The S&P 500 returned 9.42%, the Dow Jones Industrial AverageSM rose 4.46% and the tech-heavy NASDAQ Composite® Index advanced 2.68%.

The fund's Institutional Class shares returned 7.70% for the 12 months ending October 31, 2004, outpacing the LipperSM Growth Funds Average, which rose 5.98%, but trailing the S&P 500. Poor stock selection was the biggest detractor from performance versus the index. I expected capital spending to surge, especially for technology products. When this increase in spending didn't materialize, the stock prices of many technology companies stumbled. Two examples included Motorola and National Semiconductor, both of which detracted from performance during the period. A small stake in Interstate Bakeries, maker of Twinkies and Wonder Bread, also dragged on performance after the company announced it would file for bankruptcy. On the positive side, rising energy prices bolstered the fund's holdings in this sector, and oil refiner Valero Energy saw its stock price soar along with energy prices. Nuclear power producer TXU Corp. also was a beneficiary. Elsewhere, Las Vegas resort Mandalay Resort Group was acquired by MGM Mirage and saw an increase in room rates and bookings, leading to positive performance. We sold our holdings in Mandalay's stock during the period to capture profits.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,028.60	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.64
Class T
Actual	$ 1,000.00	$ 1,027.70	$ 8.92
HypotheticalA	$ 1,000.00	$ 1,016.09	$ 8.91
Class B
Actual	$ 1,000.00	$ 1,024.90	$ 11.45
HypotheticalA	$ 1,000.00	$ 1,013.55	$ 11.45
Class C
Actual	$ 1,000.00	$ 1,024.90	$ 11.45
HypotheticalA	$ 1,000.00	$ 1,013.55	$ 11.45
Institutional Class
Actual	$ 1,000.00	$ 1,030.50	$ 6.38
HypotheticalA	$ 1,000.00	$ 1,018.64	$ 6.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.9	2.9
International Business Machines Corp.	3.9	1.4
Pfizer, Inc.	3.8	1.8
S&P Depositary Receipts Trust unit Series 1	3.7	5.0
Nextel Communications, Inc. Class A	2.1	1.4
PPL Corp.	2.0	0.0
Capital One Financial Corp.	2.0	0.3
Lockheed Martin Corp.	2.0	0.3
ConocoPhillips	2.0	0.5
Countrywide Financial Corp.	1.9	1.0
	27.3
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.0
Information Technology	15.9	18.3
Industrials	14.1	10.7
Consumer Discretionary	11.6	13.0
Health Care	10.4	13.9
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 99.3%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	7.2%	** Foreign investments	11.1%

Annual Report

Investments October 31, 2004

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.6%
BorgWarner, Inc.	800	$ 37,104
Johnson Controls, Inc.	500	28,675
		65,779
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	3,900	113,685
Royal Caribbean Cruises Ltd.	1,200	55,920
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	109,779
Station Casinos, Inc.	600	30,570
		309,954
Household Durables - 1.8%
Centex Corp.	700	36,358
Hovnanian Enterprises, Inc. Class A (a)	900	33,786
KB Home	400	32,900
Koninklijke Philips Electronics NV (NY Shares)	1,700	40,494
Pulte Homes, Inc.	600	32,928
Standard Pacific Corp.	500	28,075
		204,541
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	1,400	35,280
Media - 1.6%
Time Warner, Inc. (a)	10,870	180,877
Multiline Retail - 1.7%
JCPenney Co., Inc.	5,300	183,327
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	1,200	37,860
American Eagle Outfitters, Inc.	1,400	57,232
Genesco, Inc. (a)	2,200	56,320
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	22,650
TBC Corp. (a)	500	11,115
The Pantry, Inc. (a)	500	11,495
Toys 'R' Us, Inc. (a)	1,600	28,816
Urban Outfitters, Inc. (a)	900	36,900
		262,388
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc. (a)	1,000	$ 21,500
Tommy Hilfiger Corp. (a)	2,000	19,200
		40,700
TOTAL CONSUMER DISCRETIONARY		1,282,846
CONSUMER STAPLES - 4.5%
Beverages - 0.0%
MGP Ingredients, Inc.	100	827
Food & Staples Retailing - 1.7%
Albertsons, Inc.	7,600	173,356
Nash-Finch Co.	200	6,172
		179,528
Food Products - 1.8%
Del Monte Foods Co. (a)	2,800	29,904
Fresh Del Monte Produce, Inc.	1,600	42,032
Hormel Foods Corp.	2,600	73,086
Smithfield Foods, Inc. (a)	2,300	55,729
		200,751
Household Products - 1.0%
Colgate-Palmolive Co.	2,500	111,550
TOTAL CONSUMER STAPLES		492,656
ENERGY - 7.0%
Energy Equipment & Services - 0.1%
Willbros Group, Inc. (a)	900	13,293
Oil & Gas - 6.9%
ConocoPhillips	2,542	214,316
Energy Partners Ltd. (a)	600	10,536
Frontline Ltd.	1,350	66,662
General Maritime Corp. (a)	600	22,800
Houston Exploration Co. (a)	1,000	58,600
Newfield Exploration Co. (a)	900	52,380
OMI Corp.	5,200	93,340
Quicksilver Resources, Inc. (a)	800	25,304
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Sunoco, Inc.	900	$ 66,924
Valero Energy Corp.	3,420	146,957
		757,819
TOTAL ENERGY		771,112
FINANCIALS - 20.8%
Capital Markets - 2.1%
Bear Stearns Companies, Inc.	1,800	170,550
Goldman Sachs Group, Inc.	600	59,028
		229,578
Commercial Banks - 0.5%
Westcorp	1,400	55,888
Consumer Finance - 2.2%
Capital One Financial Corp.	3,000	221,280
First Marblehead Corp.	500	26,800
		248,080
Diversified Financial Services - 4.8%
CIT Group, Inc.	2,500	101,000
Citigroup, Inc.	9,730	431,718
		532,718
Insurance - 7.3%
ACE Ltd.	2,800	106,568
Arch Capital Group Ltd. (a)	1,400	52,598
Endurance Specialty Holdings Ltd.	3,300	109,395
Hartford Financial Services Group, Inc.	1,900	111,112
PartnerRe Ltd.	500	29,075
St. Paul Travelers Companies, Inc.	5,900	200,364
UICI	1,100	32,538
XL Capital Ltd. Class A	2,300	166,750
		808,400
Thrifts & Mortgage Finance - 3.9%
Countrywide Financial Corp.	6,598	210,674
Doral Financial Corp.	1,800	75,564
Fannie Mae	2,000	140,300
		426,538
TOTAL FINANCIALS		2,301,202
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 10.4%
Biotechnology - 1.4%
Charles River Laboratories International, Inc. (a)	1,200	$ 56,148
ImClone Systems, Inc. (a)	2,400	105,120
		161,268
Health Care Equipment & Supplies - 4.6%
Bausch & Lomb, Inc.	800	48,768
Boston Scientific Corp. (a)	2,800	98,840
C.R. Bard, Inc.	500	28,400
Fisher Scientific International, Inc. (a)	2,300	131,928
Millipore Corp. (a)	500	22,995
Quidel Corp. (a)	6,700	37,788
Sonic Innovations, Inc. (a)	5,300	19,928
Waters Corp. (a)	2,800	115,612
		504,259
Health Care Providers & Services - 0.3%
PacifiCare Health Systems, Inc. (a)	900	32,058
Pharmaceuticals - 4.1%
AstraZeneca PLC sponsored ADR	700	28,840
Pfizer, Inc.	14,660	424,407
		453,247
TOTAL HEALTH CARE		1,150,832
INDUSTRIALS - 14.1%
Aerospace & Defense - 7.0%
AAR Corp. (a)	1,100	12,925
BE Aerospace, Inc. (a)	2,700	23,166
DRS Technologies, Inc. (a)	700	25,354
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,800	47,772
Goodrich Corp.	900	27,747
Lockheed Martin Corp.	3,950	217,606
Northrop Grumman Corp.	3,060	158,355
SI International, Inc. (a)	1,000	25,930
The Boeing Co.	4,000	199,600
United Defense Industries, Inc. (a)	900	36,126
		774,581
Building Products - 1.4%
Masco Corp.	4,600	157,596
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.9%
Asset Acceptance Capital Corp.	1,700	$ 30,983
Cendant Corp.	5,800	119,422
Waste Management, Inc.	5,700	162,336
		312,741
Machinery - 2.3%
AGCO Corp. (a)	1,400	27,188
Cummins, Inc.	800	56,064
JLG Industries, Inc.	2,100	35,028
PACCAR, Inc.	700	48,517
Reliance Steel & Aluminum Co.	800	27,456
SPX Corp.	1,500	57,525
		251,778
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	700	29,267
Swift Transportation Co., Inc. (a)	1,500	28,350
		57,617
TOTAL INDUSTRIALS		1,554,313
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
Carrier Access Corp. (a)	12,700	112,268
Computers & Peripherals - 4.4%
International Business Machines Corp.	4,800	430,800
Western Digital Corp. (a)	6,300	52,479
		483,279
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	1,200	28,752
Avnet, Inc. (a)	1,700	28,832
Flextronics International Ltd. (a)	2,600	31,330
PC Connection, Inc. (a)	8,121	60,014
Solectron Corp. (a)	6,100	31,842
TTM Technologies, Inc. (a)	4,600	43,079
		223,849
Internet Software & Services - 0.9%
Ask Jeeves, Inc. (a)	900	23,202
Cryptologic, Inc.	1,800	27,580
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	2,700	$ 27,891
j2 Global Communications, Inc. (a)	900	27,135
		105,808
IT Services - 3.8%
Affiliated Computer Services, Inc. Class A (a)	2,500	136,375
Computer Sciences Corp. (a)	3,400	168,878
DST Systems, Inc. (a)	2,700	121,095
		426,348
Office Electronics - 1.6%
Xerox Corp. (a)	11,900	175,763
Semiconductors & Semiconductor Equipment - 1.4%
Atheros Communications, Inc.	1,100	13,200
Axcelis Technologies, Inc. (a)	1,400	12,040
Conexant Systems, Inc. (a)	13,400	23,182
Lam Research Corp. (a)	1,200	31,236
Samsung Electronics Co. Ltd.	100	39,259
Sigmatel, Inc. (a)	1,100	32,450
		151,367
Software - 0.8%
Autodesk, Inc.	1,000	52,750
Dynamics Research Corp. (a)	1,800	30,996
		83,746
TOTAL INFORMATION TECHNOLOGY		1,762,428
MATERIALS - 0.8%
Containers & Packaging - 0.3%
Pactiv Corp. (a)	1,200	28,428
Silgan Holdings, Inc.	200	9,491
		37,919
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. (a)	400	29,160
IPSCO, Inc.	1,000	26,736
		55,896
TOTAL MATERIALS		93,815
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.2%
Golden Telecom, Inc.	1,000	$ 28,490
Wireless Telecommunication Services - 4.1%
Nextel Communications, Inc. Class A (a)	8,850	234,437
NII Holdings, Inc. (a)	3,400	150,518
Western Wireless Corp. Class A (a)	2,200	64,108
		449,063
TOTAL TELECOMMUNICATION SERVICES		477,553
UTILITIES - 6.5%
Electric Utilities - 5.1%
PG&E Corp. (a)	4,300	137,772
PPL Corp.	4,300	223,600
TXU Corp.	3,200	195,904
		557,276
Multi-Utilities & Unregulated Power - 1.4%
AES Corp. (a)	14,500	158,050
TOTAL UTILITIES		715,326
TOTAL COMMON STOCKS (Cost $10,063,339)		10,602,083
Investment Companies - 3.7%

S&P Depositary Receipts Trust unit Series 1 (Cost $403,963)	3,642	412,274
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.8%, dated 10/29/04 due 11/1/04) (Cost $98,000)	98,015	$ 98,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $10,565,302)		11,112,357
NET OTHER ASSETS - (0.5)%		(55,543)
NET ASSETS - 100%		$ 11,056,814
Legend
(a) Non-income producing
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $864,000 of which $183,000 and $681,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $98,000) (cost $10,565,302) - See accompanying schedule		$ 11,112,357
Cash		427
Receivable for investments sold		84,669
Receivable for fund shares sold		829
Dividends receivable		10,711
Receivable from investment adviser for expense reductions		3,135
Other receivables		3,021
Total assets		11,215,149

Liabilities
Payable for investments purchased	$ 111,564
Accrued management fee	5,231
Distribution fees payable	6,613
Other affiliated payables	4,875
Other payables and accrued expenses	30,052
Total liabilities		158,335

Net Assets		$ 11,056,814
Net Assets consist of:
Paid in capital		$ 11,408,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(898,880)
Net unrealized appreciation (depreciation) on investments		547,055
Net Assets		$ 11,056,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,485,734 ÷ 152,998 shares)	$ 9.71

Maximum offering price per share (100/94.25 of $9.71)	$ 10.30
Class T: Net Asset Value and redemption price per share ($3,504,761 ÷ 363,820 shares)	$ 9.63

Maximum offering price per share (100/96.50 of $9.63)	$ 9.98
Class B: Net Asset Value and offering price per share ($2,914,619 ÷ 307,413 shares) A	$ 9.48

Class C: Net Asset Value and offering price per share ($3,001,618 ÷ 316,571 shares) A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($150,082 ÷ 15,330 shares)	$ 9.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended October 31, 2004

Investment Income
Dividends		$ 124,631
Interest		1,251
Total income		125,882

Expenses
Management fee	$ 61,651
Transfer agent fees	25,418
Distribution fees	77,361
Accounting fees and expenses	37,504
Non-interested trustees' compensation	55
Custodian fees and expenses	13,558
Registration fees	60,783
Audit	35,727
Legal	2,069
Miscellaneous	1,472
Total expenses before reductions	315,598
Expense reductions	(110,741)	204,857
Net investment income (loss)		(78,975)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,425,428
Foreign currency transactions	(622)
Total net realized gain (loss)		1,424,806
Change in net unrealized appreciation (depreciation) on: Investment securities	(661,986)
Assets and liabilities in foreign currencies	(170)
Total change in net unrealized appreciation (depreciation)		(662,156)
Net gain (loss)		762,650
Net increase (decrease) in net assets resulting from operations		$ 683,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (78,975)	$ (44,608)
Net realized gain (loss)	1,424,806	(521,390)
Change in net unrealized appreciation (depreciation)	(662,156)	1,950,167
Net increase (decrease) in net assets resulting from operations	683,675	1,384,169
Share transactions - net increase (decrease)	451,389	(379,740)
Total increase (decrease) in net assets	1,135,064	1,004,429

Net Assets
Beginning of period	9,921,750	8,917,321
End of period	$ 11,056,814	$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)	(.04)	-H
Net realized and unrealized gain (loss)	.70	1.35	(1.62)	(.64)
Total from investment operations	.67	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Total ReturnB,C,D	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.47%	2.94%	3.77%	8.02%A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.69%	1.75%A
Expenses net of all reductions	1.44%	1.46%	1.66%	1.69%A
Net investment income (loss)	(.26)%	(.07)%	(.45)%	(.26)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,486	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.69	1.34	(1.62)	(.63)
Total from investment operations	.64	1.31	(1.68)	(.64)
Net asset value, end of period	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Total ReturnB,C,D	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.73%	3.24%	4.05%	8.22%A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.94%	2.00%A
Expenses net of all reductions	1.69%	1.71%	1.91%	1.94%A
Net investment income (loss)	(.52)%	(.32)%	(.71)%	(.51)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,505	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.67	1.33	(1.61)	(.63)
Total from investment operations	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total ReturnB,C,D	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.23%	3.74%	4.57%	8.76%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.44%	2.50%A
Expenses net of all reductions	2.19%	2.22%	2.41%	2.44%A
Net investment income (loss)	(1.01)%	(.82)%	(1.20)%	(1.01)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,915	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.67	1.33	(1.60)	(.63)
Total from investment operations	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total ReturnB,C,D	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.22%	3.72%	4.55%	8.71%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.45%	2.50%A
Expenses net of all reductions	2.19%	2.22%	2.42%	2.45%A
Net investment income (loss)	(1.01)%	(.83)%	(1.21)%	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss)D	-G	.01	(.02)	-G
Net realized and unrealized gain (loss)	.70	1.35	(1.62)	(.63)
Total from investment operations	.70	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Total ReturnB,C	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.18%	2.71%	3.54%	7.70%A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.45%	1.50%A
Expenses net of all reductions	1.19%	1.22%	1.42%	1.43%A
Net investment income (loss)	(.01)%	.17%	(.21)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150	$ 139	$ 752	$ 756
Portfolio turnover rate	234%	143%	147%	101%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 938,174
Unrealized depreciation	(425,893)
Net unrealized appreciation (depreciation)	512,281
Capital loss carryforward	(864,092)

Cost for federal income tax purposes	$ 10,600,076

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $25,127,719 and $24,759,360, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,451	$ 312
Class T	.25%	.25%	17,916	3,774
Class B	.75%	.25%	27,566	22,540
Class C	.75%	.25%	28,428	11,595
			$ 77,361	$ 38,221

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,169
Class T	715
Class B*	9,571
Class C*	51
$ 11,506

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,212.23
Class T	8,700.24
Class B	6,672.24
Class C	6,551.23
Institutional Class	283.19
	$ 25,418

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,496 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser
Class A	1.50%	$ 13,377
Class T	1.75%	35,046
Class B	2.25%	26,960
Class C	2.25%	27,479
Institutional Class	1.25%	1,368
		$ 104,230

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund totaling $6,511 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2004	2003	2004	2003
Class A
Shares sold	52,523	45,391	$ 500,003	$ 388,418
Shares redeemed	(41,205)	(106,713)	(393,777)	(829,051)
Net increase (decrease)	11,318	(61,322)	$ 106,226	$ (440,633)
Class T
Shares sold	46,527	162,691	$ 442,825	$ 1,236,036
Shares redeemed	(76,708)	(135,056)	(737,559)	(1,055,867)
Net increase (decrease)	(30,181)	27,635	$ (294,734)	$ 180,169
Class B
Shares sold	72,402	82,945	$ 696,039	$ 652,778
Shares redeemed	(40,500)	(27,787)	(381,167)	(220,805)
Net increase (decrease)	31,902	55,158	$ 314,872	$ 431,973
Class C
Shares sold	62,121	62,205	$ 581,486	$ 506,999
Shares redeemed	(27,229)	(56,017)	(256,461)	(438,200)
Net increase (decrease)	34,892	6,188	$ 325,025	$ 68,799
Institutional Class
Shares sold	-	-	$ -	$ -
Shares redeemed	-	(82,026)	-	(620,048)
Net increase (decrease)	-	(82,026)	$ -	$ (620,048)

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 5, 2001 to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from September 5, 2001 to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 298 funds advised by FMR or an affiliate. Mr. McCoy oversees 300 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper- mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Keith P.R. Quinton (46)

Year of Election or Appointment: 2004
Vice President of Advisor Tax Managed Stock. Mr. Quinton also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Quinton was Vice President and quantitative analyst at MFS Investment Managers. Mr. Quinton also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Tax Managed Stock. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Tax Managed Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Tax Managed Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMSI-UANN-1204
1.784722.101

Fidelity®

Tax Managed Stock

Fund

Annual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes.* Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401K plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity® Tax Managed Stock Fund
Return Before Taxes	8.00%	-3.28%	0.54%
Return Before TaxesB	6.92%	-3.28%	0.54%
Return After Taxes on DistributionsB*	6.86%	-3.36%	0.46%
Return After Taxes on Distributions and Sale of Fund SharesB*	4.57%	-2.80%	0.42%

A From November 2, 1998.

B 1.00% trading fee included in the past one year total return figures.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2004)
was 35%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tax Managed Stock Fund on November 2, 1998, when the fund started. The chart shows how the value of your investment would have changed without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Keith Quinton, Portfolio Manager of Fidelity® Tax Managed Stock Fund

Stock market turbulence gave investors a bumpy ride during the 12-month period ending October 31, 2004, but nearly all of the popular equity performance measures landed safely in positive territory for the year overall. The period started well, as the Standard & Poor's 500SM Index (S&P 500®) reeled off four consecutive months of gains from November 2003 through February 2004. An improving domestic economy and better corporate profits were key contributors to the broad market rally. But equities mostly trended downward from there, as oil prices surged to more than $50 per barrel and the Federal Reserve Board enacted three interest rate hikes, raising the fed funds target rate from 1.00% to 1.75%. Meanwhile, job growth fell below expectations and investors seemed to adopt a wait-and-see mode regarding the outcome of the November presidential election. Despite all the obstacles, most equity benchmarks clung to their early gains. The S&P 500 returned 9.42%, the Dow Jones Industrial AverageSM rose 4.46% and the tech-heavy NASDAQ Composite® Index advanced 2.68%.

The fund returned 8.00% for the 12 months ending October 31, 2004, outpacing the LipperSM Growth Funds Average, which rose 5.98%, but trailing the S&P 500. Poor stock selection was the biggest detractor from performance versus the index. I expected capital spending to surge, especially for technology products. When this increase in spending didn't materialize, the stock prices of many technology companies stumbled. Two examples included Motorola and National Semiconductor, both of which detracted from performance during the period. A small stake in Interstate Bakeries, maker of Twinkies and Wonder Bread, also dragged on performance after the company announced it would file for bankruptcy. On the positive side, rising energy prices bolstered the fund's holdings in this sector, and oil refiner Valero Energy saw its stock price soar along with energy prices. Nuclear power producer TXU Corp. also was a beneficiary. Elsewhere, Las Vegas resort Mandalay Resort Group was acquired by MGM Mirage and saw an increase in room rates and bookings, leading to positive performance. We sold our holdings in Mandalay's stock during the period to capture profits.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,032.40	$ 4.90
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.11	$ 4.89

*Expenses are equal to the Fund's annualized expense ratio of .96%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.0	3.3
International Business Machines Corp.	3.9	1.4
Pfizer, Inc.	3.9	1.8
Nextel Communications, Inc. Class A	2.2	1.5
PPL Corp.	2.1	0.0
Capital One Financial Corp.	2.0	0.3
Lockheed Martin Corp.	2.0	0.3
ConocoPhillips	2.0	0.5
Countrywide Financial Corp.	1.9	1.1
St. Paul Travelers Companies, Inc.	1.9	0.0
	25.9
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	18.2
Information Technology	16.4	18.8
Industrials	14.5	11.5
Consumer Discretionary	12.1	13.5
Health Care	10.7	14.2
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Stocks 99.0%		Stocks and Equity Futures 99.3%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	7.5%	** Foreign investments	11.4%

Annual Report

Investments October 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.6%
BorgWarner, Inc.	3,800	$ 176,244
Johnson Controls, Inc.	2,400	137,640
		313,884
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	17,800	518,870
Royal Caribbean Cruises Ltd.	5,300	246,980
Starwood Hotels & Resorts Worldwide, Inc. unit	10,600	505,938
Station Casinos, Inc.	2,800	142,660
		1,414,448
Household Durables - 2.1%
Centex Corp.	3,000	155,820
Hovnanian Enterprises, Inc. Class A (a)	4,200	157,668
KB Home	2,000	164,500
Koninklijke Philips Electronics NV (NY Shares)	9,200	219,144
Pulte Homes, Inc.	3,000	164,640
Standard Pacific Corp.	2,800	157,220
		1,018,992
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	6,300	158,760
Media - 1.7%
Time Warner, Inc. (a)	50,300	836,992
Multiline Retail - 1.7%
JCPenney Co., Inc.	24,400	843,996
Specialty Retail - 2.5%
Aeropostale, Inc. (a)	6,000	189,300
American Eagle Outfitters, Inc.	6,600	269,808
Genesco, Inc. (a)	10,300	263,680
Lithia Motors, Inc. Class A (sub. vtg.)	4,800	108,720
TBC Corp. (a)	2,300	51,129
The Pantry, Inc. (a)	2,100	48,279
Toys 'R' Us, Inc. (a)	7,600	136,876
Urban Outfitters, Inc. (a)	4,500	184,500
		1,252,292
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc. (a)	5,500	$ 118,250
Tommy Hilfiger Corp. (a)	9,400	90,240
		208,490
TOTAL CONSUMER DISCRETIONARY		6,047,854
CONSUMER STAPLES - 4.5%
Beverages - 0.0%
MGP Ingredients, Inc.	500	4,133
Food & Staples Retailing - 1.7%
Albertsons, Inc.	35,200	802,912
Nash-Finch Co.	700	21,602
		824,514
Food Products - 1.8%
Del Monte Foods Co. (a)	12,900	137,772
Fresh Del Monte Produce, Inc.	7,400	194,398
Hormel Foods Corp.	11,900	334,509
Smithfield Foods, Inc. (a)	10,200	247,146
		913,825
Household Products - 1.0%
Colgate-Palmolive Co.	11,400	508,668
TOTAL CONSUMER STAPLES		2,251,140
ENERGY - 7.3%
Energy Equipment & Services - 0.1%
Willbros Group, Inc. (a)	4,200	62,034
Oil & Gas - 7.2%
ConocoPhillips	11,811	995,785
Energy Partners Ltd. (a)	2,900	50,924
Frontline Ltd.	6,350	313,558
General Maritime Corp. (a)	2,500	95,000
Houston Exploration Co. (a)	4,500	263,700
Newfield Exploration Co. (a)	4,400	256,080
OMI Corp.	24,800	445,160
Quicksilver Resources, Inc. (a)	4,200	132,846
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Sunoco, Inc.	4,200	$ 312,312
Valero Energy Corp.	16,600	713,302
		3,578,667
TOTAL ENERGY		3,640,701
FINANCIALS - 21.4%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.	8,600	814,850
Goldman Sachs Group, Inc.	2,700	265,626
		1,080,476
Commercial Banks - 0.5%
Westcorp	6,700	267,464
Consumer Finance - 2.3%
Capital One Financial Corp.	13,600	1,003,136
First Marblehead Corp.	2,300	123,280
		1,126,416
Diversified Financial Services - 4.9%
CIT Group, Inc.	11,500	464,600
Citigroup, Inc.	44,968	1,995,228
		2,459,828
Insurance - 7.6%
ACE Ltd.	13,500	513,810
Arch Capital Group Ltd. (a)	6,800	255,476
Endurance Specialty Holdings Ltd.	15,400	510,510
Hartford Financial Services Group, Inc.	9,200	538,016
PartnerRe Ltd.	2,300	133,745
St. Paul Travelers Companies, Inc.	27,600	937,296
UICI	5,000	147,900
XL Capital Ltd. Class A	10,600	768,500
		3,805,253
Thrifts & Mortgage Finance - 3.9%
Countrywide Financial Corp.	30,634	978,144
Doral Financial Corp.	8,400	352,632
Fannie Mae	9,000	631,350
		1,962,126
TOTAL FINANCIALS		10,701,563
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 10.7%
Biotechnology - 1.5%
Charles River Laboratories International, Inc. (a)	5,700	$ 266,703
ImClone Systems, Inc. (a)	10,800	473,040
		739,743
Health Care Equipment & Supplies - 4.7%
Bausch & Lomb, Inc.	3,900	237,744
Boston Scientific Corp. (a)	13,600	480,080
C.R. Bard, Inc.	2,300	130,640
Fisher Scientific International, Inc. (a)	10,600	608,016
Millipore Corp. (a)	2,500	114,975
Quidel Corp. (a)	30,400	171,456
Sonic Innovations, Inc. (a)	24,900	93,624
Waters Corp. (a)	12,600	520,254
		2,356,789
Health Care Providers & Services - 0.3%
PacifiCare Health Systems, Inc. (a)	4,500	160,290
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	3,200	131,840
Pfizer, Inc.	66,675	1,930,241
		2,062,081
TOTAL HEALTH CARE		5,318,903
INDUSTRIALS - 14.5%
Aerospace & Defense - 7.2%
AAR Corp. (a)	5,000	58,750
BE Aerospace, Inc. (a)	12,300	105,534
DRS Technologies, Inc. (a)	3,600	130,392
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	8,600	228,244
Goodrich Corp.	4,100	126,403
Lockheed Martin Corp.	18,100	997,129
Northrop Grumman Corp.	14,300	740,025
SI International, Inc. (a)	4,800	124,464
The Boeing Co.	18,600	928,140
United Defense Industries, Inc. (a)	4,100	164,574
		3,603,655
Building Products - 1.5%
Masco Corp.	21,400	733,164
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.9%
Asset Acceptance Capital Corp.	8,100	$ 147,623
Cendant Corp.	27,700	570,343
Waste Management, Inc.	26,400	751,872
		1,469,838
Machinery - 2.4%
AGCO Corp. (a)	6,800	132,056
Cummins, Inc.	4,000	280,320
JLG Industries, Inc.	9,900	165,132
PACCAR, Inc.	3,200	221,792
Reliance Steel & Aluminum Co.	3,600	123,552
SPX Corp.	7,100	272,285
		1,195,137
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	3,000	125,430
Swift Transportation Co., Inc. (a)	6,900	130,410
		255,840
TOTAL INDUSTRIALS		7,257,634
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.0%
Carrier Access Corp. (a)	57,600	509,184
Computers & Peripherals - 4.4%
International Business Machines Corp.	21,800	1,956,550
Western Digital Corp. (a)	30,500	254,065
		2,210,615
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	5,700	136,572
Avnet, Inc. (a)	7,700	130,592
Flextronics International Ltd. (a)	12,200	147,010
PC Connection, Inc. (a)	38,879	287,316
Solectron Corp. (a)	28,300	147,726
TTM Technologies, Inc. (a)	22,000	206,030
		1,055,246
Internet Software & Services - 1.0%
Ask Jeeves, Inc. (a)	4,500	116,010
Cryptologic, Inc.	9,000	137,899
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	13,200	$ 136,356
j2 Global Communications, Inc. (a)	4,300	129,645
		519,910
IT Services - 4.0%
Affiliated Computer Services, Inc. Class A (a)	11,700	638,235
Computer Sciences Corp. (a)	15,900	789,753
DST Systems, Inc. (a)	12,300	551,655
		1,979,643
Office Electronics - 1.7%
Xerox Corp. (a)	55,600	821,212
Semiconductors & Semiconductor Equipment - 1.4%
Atheros Communications, Inc.	5,100	61,200
Axcelis Technologies, Inc. (a)	6,200	53,320
Conexant Systems, Inc. (a)	63,400	109,682
Lam Research Corp. (a)	5,600	145,768
Samsung Electronics Co. Ltd.	400	157,034
Sigmatel, Inc. (a)	5,000	147,500
		674,504
Software - 0.8%
Autodesk, Inc.	4,900	258,475
Dynamics Research Corp. (a)	8,700	149,814
		408,289
TOTAL INFORMATION TECHNOLOGY		8,178,603
MATERIALS - 0.9%
Containers & Packaging - 0.4%
Pactiv Corp. (a)	5,500	130,295
Silgan Holdings, Inc.	1,100	52,201
		182,496
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. (a)	1,900	138,510
IPSCO, Inc.	4,800	128,331
		266,841
TOTAL MATERIALS		449,337
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.3%
Golden Telecom, Inc.	5,100	$ 145,299
Wireless Telecommunication Services - 4.2%
Nextel Communications, Inc. Class A (a)	40,750	1,079,468
NII Holdings, Inc. (a)	15,600	690,612
Western Wireless Corp. Class A (a)	10,500	305,970
		2,076,050
TOTAL TELECOMMUNICATION SERVICES		2,221,349
UTILITIES - 6.7%
Electric Utilities - 5.2%
PG&E Corp. (a)	20,300	650,412
PPL Corp.	20,100	1,045,200
TXU Corp.	15,100	924,422
		2,620,034
Multi-Utilities & Unregulated Power - 1.5%
AES Corp. (a)	67,700	737,930
TOTAL UTILITIES		3,357,964
TOTAL COMMON STOCKS (Cost $47,332,810)		49,425,048
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.58% to 1.63% 12/9/04 (Cost $124,781)	$ 125,000	124,772
Money Market Funds - 0.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.79% (b) (Cost $298,448)	298,448	$ 298,448
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $47,756,039)		49,848,268
NET OTHER ASSETS - 0.1%		72,255
NET ASSETS - 100%		$ 49,920,523
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $23,437,000 of which $10,401,000, $12,580,000 and $456,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets
Investment in securities, at value (cost $47,756,039) - See accompanying schedule		$ 49,848,268
Receivable for investments sold		377,463
Receivable for fund shares sold		328
Dividends receivable		48,782
Interest receivable		312
Other receivables		14,157
Total assets		50,289,310

Liabilities
Payable for investments purchased	$ 306,128
Accrued management fee	23,802
Other affiliated payables	8,961
Other payables and accrued expenses	29,896
Total liabilities		368,787

Net Assets		$ 49,920,523
Net Assets consist of:
Paid in capital		$ 71,263,230
Undistributed net investment income		84,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,519,174)
Net unrealized appreciation (depreciation) on investments		2,092,229
Net Assets, for 4,898,391 shares outstanding		$ 49,920,523
Net Asset Value, offering price and redemption price per share ($49,920,523 ÷ 4,898,391 shares) A		$ 10.19

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended October 31, 2004

Investment Income
Dividends		$ 612,004
Interest		7,326
Total income		619,330

Expenses
Management fee	$ 304,951
Transfer agent fees	82,704
Accounting fees and expenses	35,035
Non-interested trustees' compensation	274
Custodian fees and expenses	15,829
Registration fees	22,698
Audit	34,470
Legal	4,685
Miscellaneous	2,654
Total expenses before reductions	503,300
Expense reductions	(32,589)	470,711
Net investment income (loss)		148,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,116,737
Foreign currency transactions	(4,042)
Futures contracts	(14,771)
Total net realized gain (loss)		8,097,924
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,019,390)
Assets and liabilities in foreign currencies	(1,019)
Total change in net unrealized appreciation (depreciation)		(4,020,409)
Net gain (loss)		4,077,515
Net increase (decrease) in net assets resulting from operations		$ 4,226,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,619	$ 222,976
Net realized gain (loss)	8,097,924	(216,320)
Change in net unrealized appreciation (depreciation)	(4,020,409)	8,734,845
Net increase (decrease) in net assets resulting from operations	4,226,134	8,741,501
Distributions to shareholders from net investment income	(199,815)	(282,351)
Share transactions Proceeds from sales of shares	2,395,368	3,051,132
Reinvestment of distributions	174,660	236,721
Cost of shares redeemed	(11,806,142)	(14,971,960)
Net increase (decrease) in net assets resulting from share transactions	(9,236,114)	(11,684,107)
Redemption fees	10,818	79,298
Total increase (decrease) in net assets	(5,198,977)	(3,145,659)

Net Assets
Beginning of period	55,119,500	58,265,159
End of period (including undistributed net investment income of $84,238 and undistributed net investment income of $142,167, respectively)	$ 49,920,523	$ 55,119,500
Other Information Shares
Sold	238,671	363,836
Issued in reinvestment of distributions	18,213	28,693
Redeemed	(1,178,982)	(1,791,407)
Net increase (decrease)	(922,098)	(1,398,878)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Income from Investment Operations
Net investment income (loss)B	.03	.03	.03	.03	-D
Net realized and unrealized gain (loss)	.73	1.40	(1.69)	(3.46)	.93
Total from investment operations	.76	1.43	(1.66)	(3.43)	.93
Distributions from net investment income	(.04)	(.04)	(.04)	-	(.01)
Distributions in excess of net investment income	-	-	-	-	(.01)
Total distributions	(.04)	(.04)	(.04)	-	(.02)
Redemption fees added to paid in capitalB	-D	.01	.04	.03	.02
Net asset value, end of period	$ 10.19	$ 9.47	$ 8.07	$ 9.73	$ 13.13
Total ReturnA	8.00%	17.92%	(16.79)%	(25.89)%	7.79%
Ratios to Average Net AssetsC
Expenses before expense reductions	.95%	1.00%	.92%	.88%	.97%
Expenses net of voluntary waivers, if any	.95%	1.00%	.92%	.88%	.97%
Expenses net of all reductions	.89%	.98%	.89%	.86%	.96%
Net investment income (loss)	.28%	.41%	.29%	.28%	-
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,921	$ 55,120	$ 58,265	$ 89,692	$ 100,253
Portfolio turnover rate	182%	84%	105%	87%	58%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2004

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,284,834
Unrealized depreciation	(2,274,746)
Net unrealized appreciation (depreciation)	2,010,088
Undistributed ordinary income	84,238
Capital loss carryforward	(23,437,034)

Cost for federal income tax purposes	$ 47,838,180

The tax character of distributions paid was as follows:

	October 31, 2004	October 31, 2003
Ordinary Income	$ 199,815	$ 282,351

Trading (Redemption) Fees. Shares held in the fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $95,423,776 and $105,272,737, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,949 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,490 for the period.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,589 for the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 298 funds advised by FMR or an affiliate. Mr. McCoy oversees 300 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co, Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Tax Managed Stock (2001) Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Beacon Street Trust Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Beacon Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), and Bausch & Lomb, Inc.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Tax Managed Stock. He also serves as Secretary of Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Tax Managed Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) offer of Tax Managed Stock Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment 2002:

Chief Financial Officer of Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax Managed Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Tax Managed Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax Managed Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1998 Assistant Treasurer of Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax Managed Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax Managed Stock. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMG-UANN-1204
1.784773.101

Item 2. Code of Ethics

As of the end of the period, October 31, 2004, Fidelity Beacon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax Managed Stock Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Tax Managed Stock Fund	$32,000	$37,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Tax Managed Stock Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Advisor Tax Managed Stock Fund	$31,000	$34,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Fidelity Tax Managed Stock Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Fidelity Advisor Tax Managed Stock Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A	2003A, B
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Tax Managed Stock Fund	$2,400	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Advisor Tax Managed Stock Fund	$2,600	$2,600
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Tax Managed Stock Fund	$1,300	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Advisor Tax Managed Stock Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
PwC	$300,000	$300,000
Deloitte Entities	$720,000	$130,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Tax Managed Stock Fund	0%

According to Deloitte Entities for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Advisor Tax Managed Stock Fund	0%

(g) For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate fees billed by PwC of $2,250,000A and $2,000,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$300,000	$350,000
Non-Covered Services	$1,950,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate fees billed by Deloitte Entities of $1,600,000A and $900,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$700,000	$150,000
Non-Covered Services	$900,000	$750,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004